Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Modern Capital Funds Trust
Entity Central Index Key	0001815608
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A Shares
Shareholder Report [Line Items]
Fund Name	Modern Capital Tactical Income Fund
Class Name	Class A Shares
Trading Symbol	MCTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class A Shares, for the fiscal year April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at https://www.moderncap.com/ or (216) 329-4271.
Additional Information Phone Number	(216) 329-4271
Additional Information Website	https://www.moderncap.com/
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
What factors influence performance?

The Modern Tactical Income Fund Class A achieved returns of 4.50% for the year ending March 31, 2026. The Fund underperformed it's benchmark, the S&P 500 High Dividend Index, which returned 7.75%. The Fund's underperformance is largely due to the Modern Capital Tactical Income Fund's portfolio composition, which was tilted towards fixed-income securities rather than equities throughout the year, keeping in line with its income-oriented strategy objectives.

The Fund's performance during the fiscal year was driven largely by its allocation to credit-oriented investments and diversified income-generating assets. An increased weighting to high-yield credit and leveraged closed-end funds contributed positively, as tightening spreads, durable income, and narrowing discounts supported returns. This positioning aligned well with prevailing market conditions and represented the most significant contributor to overall performance.

Conversely, reductions in emerging markets exposure detracted from results. The Fund decreased allocations to international and emerging markets at a time when those asset classes experienced strong performance, resulting in opportunity cost. Additionally, a lower allocation to traditional equity income strategies limited participation in periods of strong equity market rallies, reflecting the Fund's structural bias toward credit and alternative income sources rather than growth-oriented equities.

Other positioning decisions had mixed effects. Energy exposure was increased later in the period, capturing some income and late-cycle strength, though earlier positioning may have enhanced results. The addition of inflation-sensitive assets and defensive real estate provided diversification benefits, while active cash management supported liquidity needs. Overall, the Fund's emphasis on income generation and capital preservation performed well in credit-driven environments but lagged during periods led by equity market strength.

Performance Attribution

Top Contributing Sectors:	Bottom Contributing Sectors:
High-Yield Credit	Emerging Markets (reduced exposure)
Leveraged Credit / Closed-End Funds	Equity Income / Dividend Equities
Energy (late-period contribution)	Broad U.S. Equities (underweight exposure)
Short-Duration / Income-Oriented Credit	Energy (early-period underexposure)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return (%)
	One Year	Since Inception* (04/05/2021)
Modern Capital Tactical Income Fund - Class A Shares	4.50%	12.21%
Modern Capital Tactical Income Fund - Class A Shares - with 5.00% sales load	0.21%	11.60%
S&P 500 Index**	17.80%	11.50%
S&P 500 High Dividend Index***	7.75%	7.85%

Performance Inception Date	Apr. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2026
Net Assets	$ 70,312,088
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 484,995
Investment Company, Portfolio Turnover	694.99%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$70,312,088
Number of Holdings	58
Annual Portfolio Turnover	694.99%
Total Advisory Fees Paid	$484,995

Holdings [Text Block]
Top 10 Holdings (% of net assets)

First American Government Obligations Fund, Class X	7.73%
SM Energy Company	4.02%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc	3.83%
Seven Hills Realty Trust	3.64%
NexPoint Diversified Real Estate Trust	3.51%
PIMCO Dynamic Income Strategy Fund	3.35%
Western Asset Inflation-Linked Opportunities & Income Fund	3.28%
Nuveen Credit Strategies Income Fund	3.28%
FS Credit Opportunities Corp.	3.13%
Oxford Lane Capital Corp.	2.88%
Sector Breakdown (% of net assets)

* Rounds to less than 0.1% of net assets.

Largest Holdings [Text Block]
Top 10 Holdings (% of net assets)

First American Government Obligations Fund, Class X	7.73%
SM Energy Company	4.02%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc	3.83%
Seven Hills Realty Trust	3.64%
NexPoint Diversified Real Estate Trust	3.51%
PIMCO Dynamic Income Strategy Fund	3.35%
Western Asset Inflation-Linked Opportunities & Income Fund	3.28%
Nuveen Credit Strategies Income Fund	3.28%
FS Credit Opportunities Corp.	3.13%
Oxford Lane Capital Corp.	2.88%

Material Fund Change [Text Block]
How Has The Fund Changed?

At a meeting held on May 20, 2026, the Board of Trustees of the Modern Capital Funds Trust approved an Agreement and Plan of Reorganization pursuant to which the Fund is expected to be reorganized into a newly created series of the Trailmark Series Trust. The proposed Reorganization is subject to shareholder approval. If approved, the reorganization is expected to be effective on or about June 30. The reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. No adjustments have been made to the accompanying financial statements as a result of this subsequent event.

Summary of Change Legend [Text Block]	At a meeting held on May 20, 2026, the Board of Trustees of the Modern Capital Funds Trust approved an Agreement and Plan of Reorganization pursuant to which the Fund is expected to be reorganized into a newly created series of the Trailmark Series Trust. The proposed Reorganization is subject to shareholder approval. If approved, the reorganization is expected to be effective on or about June 30. The reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. No adjustments have been made to the accompanying financial statements as a result of this subsequent event.
Class ADV Shares
Shareholder Report [Line Items]
Fund Name	Modern Capital Tactical Income Fund
Class Name	Class ADV Shares
Trading Symbol	MCTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class ADV Shares, for the fiscal year April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at https://www.moderncap.com/ or (216) 329-4271.
Additional Information Phone Number	(216) 329-4271
Additional Information Website	https://www.moderncap.com/
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class ADV Shares	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
What factors influence performance?

The Modern Tactical Income Fund Class ADV achieved returns of 4.53% for the year ending March 31, 2026. The Fund underperformed it's benchmark, the S&P 500 High Dividend Index, which returned 7.75%. The Fund's underperformance is largely due to the Modern Capital Tactical Income Fund's portfolio composition, which was tilted towards fixed-income securities rather than equities throughout the year, keeping in line with its income-oriented strategy objectives.

The Fund's performance during the fiscal year was driven largely by its allocation to credit-oriented investments and diversified income-generating assets. An increased weighting to high-yield credit and leveraged closed-end funds contributed positively, as tightening spreads, durable income, and narrowing discounts supported returns. This positioning aligned well with prevailing market conditions and represented the most significant contributor to overall performance.

Conversely, reductions in emerging markets exposure detracted from results. The Fund decreased allocations to international and emerging markets at a time when those asset classes experienced strong performance, resulting in opportunity cost. Additionally, a lower allocation to traditional equity income strategies limited participation in periods of strong equity market rallies, reflecting the Fund's structural bias toward credit and alternative income sources rather than growth-oriented equities.

Other positioning decisions had mixed effects. Energy exposure was increased later in the period, capturing some income and late-cycle strength, though earlier positioning may have enhanced results. The addition of inflation-sensitive assets and defensive real estate provided diversification benefits, while active cash management supported liquidity needs. Overall, the Fund's emphasis on income generation and capital preservation performed well in credit-driven environments but lagged during periods led by equity market strength.

Performance Attribution

Top Contributing Sectors:	Bottom Contributing Sectors:
High-Yield Credit	Emerging Markets (reduced exposure)
Leveraged Credit / Closed-End Funds	Equity Income / Dividend Equities
Energy (late-period contribution)	Broad U.S. Equities (underweight exposure)
Short-Duration / Income-Oriented Credit	Energy (early-period underexposure)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return (%)
	One Year	Since Inception* (06/23/2021)
Modern Capital Tactical Income Fund - Class ADV Shares	4.53%	10.54%
S&P 500 Index**	17.80%	11.06%
S&P 500 High Dividend Index***	7.75%	7.37%

Performance Inception Date	Jun. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2026
Net Assets	$ 70,312,088
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 484,995
Investment Company, Portfolio Turnover	694.99%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$70,312,088
Number of Holdings	58
Annual Portfolio Turnover	694.99%
Total Advisory Fees Paid	$484,995

Holdings [Text Block]
Top 10 Holdings (% of net assets)

First American Government Obligations Fund, Class X	7.73%
SM Energy Company	4.02%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc	3.83%
Seven Hills Realty Trust	3.64%
NexPoint Diversified Real Estate Trust	3.51%
PIMCO Dynamic Income Strategy Fund	3.35%
Western Asset Inflation-Linked Opportunities & Income Fund	3.28%
Nuveen Credit Strategies Income Fund	3.28%
FS Credit Opportunities Corp.	3.13%
Oxford Lane Capital Corp.	2.88%
Sector Breakdown (% of net assets)

* Rounds to less than 0.1% of net assets.

Largest Holdings [Text Block]
Top 10 Holdings (% of net assets)

First American Government Obligations Fund, Class X	7.73%
SM Energy Company	4.02%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc	3.83%
Seven Hills Realty Trust	3.64%
NexPoint Diversified Real Estate Trust	3.51%
PIMCO Dynamic Income Strategy Fund	3.35%
Western Asset Inflation-Linked Opportunities & Income Fund	3.28%
Nuveen Credit Strategies Income Fund	3.28%
FS Credit Opportunities Corp.	3.13%
Oxford Lane Capital Corp.	2.88%

Material Fund Change [Text Block]
How Has The Fund Changed?

At a meeting held on May 20, 2026, the Board of Trustees of the Modern Capital Funds Trust approved an Agreement and Plan of Reorganization pursuant to which the Fund is expected to be reorganized into a newly created series of the Trailmark Series Trust. The proposed Reorganization is subject to shareholder approval. If approved, the reorganization is expected to be effective on or about June 30. The reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. No adjustments have been made to the accompanying financial statements as a result of this subsequent event.

Summary of Change Legend [Text Block]	At a meeting held on May 20, 2026, the Board of Trustees of the Modern Capital Funds Trust approved an Agreement and Plan of Reorganization pursuant to which the Fund is expected to be reorganized into a newly created series of the Trailmark Series Trust. The proposed Reorganization is subject to shareholder approval. If approved, the reorganization is expected to be effective on or about June 30. The reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. No adjustments have been made to the accompanying financial statements as a result of this subsequent event.